Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	iCoreConnect, Inc.
Entity Central Index Key	0001408057
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	13-4182867
Entity Address Address Line 1	3554 W. Orange Country Club Drive
Entity Address Address Line 2	Suite 220Winter Garden
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34787
City Area Code	888
Local Phone Number	810-7706